Provisions	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Provisions
Provisions

(In $ million)	Asset retirement obligations	Restructuring	Workers’ compensation	Other	Total
Balance as of December 31, 2016	39	30	47	24	140
Provisions made	3	19	9	6	37
Provisions used	(1)	(27)	(14)	(8)	(50)
Provisions reversed	—	(4)	—	(1)	(5)
Other	3	1	—	2	6
Balance as of December 31, 2017	44	19	42	23	128
Current	2	13	13	11	39
Non-current	42	6	29	12	89
Total provisions as of December 31, 2017	44	19	42	23	128
Current	1	24	29	11	65
Non-current	38	6	18	13	75
Total provisions as of December 31, 2016	39	30	47	24	140

Other provisions

Other provisions as of December 31, 2017 included $7 million of environmental remediation programs (2016: $7 million).